Licensed Copyrights, Net - Schedule of Estimated Future Amortisation Expenses For Licensed Copyrights (Detail) - 12 months ended Dec. 31, 2022 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Licensed Copyrights [Abstract]
Within 1 year	¥ 3,028	$ 439
Between 1 and 2 years	1,525	221
Between 2 and 3 years	¥ 1,068	$ 155